Distribution Date: Mar 26, 2007
DISTRIBUTION PACKAGE
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Select Portfolio Servicing, Inc.; Wells Fargo Bank,
N.A.
February 25, 2007
February 01, 2007
January 01, 2007
Credit Suisse Securities (USA) LLC
- Payment Date Statement

- Remittance Summary Group

- Remittance Summary Servicer

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Determination Date 16-Mar-07 Accrual Periods: Begin End
Record Date - Physical Certificates 28-Feb-07 Libor Certificates 2/26/2007 3/25/2007
Record Date - non Physical Certificates 23-Mar-07 Others 2/1/2007 2/28/2007
Payment Detail:
Pass
Realized
Deferred
Through
Original
Beginning
Principal
Interest
Total
Losses/
Amounts
Ending
Class
Rate (1)
Balance
Balance (2)
Paid
Paid
Paid
Writedown
Recovered
Balance (2)
1-A-1 5.47000% $350,000,000.00 $348,809,741.33 $2,149,133.94 $1,483,991.67 $3,633,125.61 N/A N/A $346,660,607.39
2-A-1 5.38000% $254,000,000.00 $250,915,865.17 $2,884,580.56 $1,049,943.50 $3,934,524.06 N/A N/A $248,031,284.61
2-A-2 5.43000% $63,000,000.00 $63,000,000.00 $0.00 $266,070.00 $266,070.00 N/A N/A $63,000,000.00
2-A-3 5.47000% $77,000,000.00 $77,000,000.00 $0.00 $327,592.22 $327,592.22 N/A N/A $77,000,000.00
2-A-4 5.55000% $44,500,000.00 $44,500,000.00 $0.00 $192,091.67 $192,091.67 N/A N/A $44,500,000.00
A-IO-S 0.00239% $1,000,000,100.00 $995,725,656.50 $0.00 $1,987.26 $1,987.26 N/A N/A $990,691,942.00
M-1 5.56000% $38,000,000.00 $38,000,000.00 $0.00 $164,328.89 $164,328.89 $0.00 $0.00 $38,000,000.00
M-2 5.61000% $35,000,000.00 $35,000,000.00 $0.00 $152,716.67 $152,716.67 $0.00 $0.00 $35,000,000.00
M-3 5.64000% $20,000,000.00 $20,000,000.00 $0.00 $87,733.33 $87,733.33 $0.00 $0.00 $20,000,000.00
M-4 5.70000% $17,500,000.00 $17,500,000.00 $0.00 $77,583.33 $77,583.33 $0.00 $0.00 $17,500,000.00
M-5 5.72000% $17,500,000.00 $17,500,000.00 $0.00 $77,855.56 $77,855.56 $0.00 $0.00 $17,500,000.00
M-6 5.78000% $16,000,000.00 $16,000,000.00 $0.00 $71,928.89 $71,928.89 $0.00 $0.00 $16,000,000.00
M-7 6.37000% $14,500,000.00 $14,500,000.00 $0.00 $71,839.44 $71,839.44 $0.00 $0.00 $14,500,000.00
M-8 7.22000% $10,500,000.00 $10,500,000.00 $0.00 $58,963.33 $58,963.33 $0.00 $0.00 $10,500,000.00
B-1 7.82000% $6,000,000.00 $6,000,000.00 $0.00 $36,493.33 $36,493.33 $0.00 $0.00 $6,000,000.00
B-2 7.82000% $6,500,000.00 $6,500,000.00 $0.00 $39,534.44 $39,534.44 $0.00 $0.00 $6,500,000.00
B-3 7.82000% $10,000,000.00 $10,000,000.00 $0.00 $60,822.22 $60,822.22 $0.00 $0.00 $10,000,000.00
X N/A $1,000,000,100.00 $995,725,656.50 $0.00 $2,087,373.91 $2,087,373.91 N/A N/A $990,691,942.00
P N/A $50.00 $50.00 $0.00 $83,796.08 $83,796.08 N/A N/A $50.00
R 5.47000% $50.00 $0.00 $0.00 $0.00 $0.00 N/A N/A $0.00
Totals: $980,000,100.00 $975,725,656.50 $5,033,714.50 $6,392,645.74 $11,426,360.24 $0.00 $0.00 $970,691,942.00
(1) Reflects the application of Net Funds Cap
(2) Class A-IO-S is an IO certificate, and the Balances reflected for this Class is a Notional Amount
Amounts Per 1,000:
Realized
Beginning
Principal
Interest
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Writedown
Balance
Index
Value
1-A-1 43710LAA2 $996.59926094 $6.14038269 $4.23997620 $0.00000000 $990.45887826 LIBOR 5.32000%
2-A-1 43710LAB0 $987.85773689 $11.35661638 $4.13363583 $0.00000000 $976.50112051 SWAP LIBOR 5.32000%
2-A-2 43710LAC8 $1,000.00000000 $0.00000000 $4.22333333 $0.00000000 $1,000.00000000
2-A-3 43710LAD6 $1,000.00000000 $0.00000000 $4.25444442 $0.00000000 $1,000.00000000
2-A-4 43710LAE4 $1,000.00000000 $0.00000000 $4.31666674 $0.00000000 $1,000.00000000
A-IO-S 43710LAV6 $995.72555693 $0.00000000 $0.00198726 $0.00000000 $990.69184293
M-1 43710LAF1 $1,000.00000000 $0.00000000 $4.32444447 $0.00000000 $1,000.00000000
M-2 43710LAG9 $1,000.00000000 $0.00000000 $4.36333343 $0.00000000 $1,000.00000000
M-3 43710LAH7 $1,000.00000000 $0.00000000 $4.38666650 $0.00000000 $1,000.00000000
M-4 43710LAJ3 $1,000.00000000 $0.00000000 $4.43333314 $0.00000000 $1,000.00000000
M-5 43710LAK0 $1,000.00000000 $0.00000000 $4.44888914 $0.00000000 $1,000.00000000
M-6 43710LAL8 $1,000.00000000 $0.00000000 $4.49555563 $0.00000000 $1,000.00000000
M-7 43710LAM6 $1,000.00000000 $0.00000000 $4.95444414 $0.00000000 $1,000.00000000
M-8 43710LAN4 $1,000.00000000 $0.00000000 $5.61555524 $0.00000000 $1,000.00000000
B-1 43710LAP9 $1,000.00000000 $0.00000000 $6.08222167 $0.00000000 $1,000.00000000
B-2 43710LAQ7 $1,000.00000000 $0.00000000 $6.08222154 $0.00000000 $1,000.00000000
B-3 43710LAR5 $1,000.00000000 $0.00000000 $6.08222200 $0.00000000 $1,000.00000000
X 43710LAU8 $995.72555693 $0.00000000 $2.08737370 $0.00000000 $990.69184293
P 43710LAT1 $1,000.00000000 $0.00000000 $1,675,921.60 $0.00000000 $1,000.00000000
R 43710LAS3 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
For additional information regarding the Mortgage Loans serviced by Select Portfolio Servicing, Inc., please contact Select Portfolio Servicing, Inc. at csfbdeals@spservicing.com.
Credit Suisse First Boston Mortgage Securities Corp.,
Home Equity Pass-Through Certificates,
STATEMENT TO CERTIFICATEHOLDERS
HEAT Series 2007-1

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Credit Suisse First Boston Mortgage Securities Corp.,
Home Equity Pass-Through Certificates,
STATEMENT TO CERTIFICATEHOLDERS
HEAT Series 2007-1
Interest Detail:
Index +
Interest
Allocation of
Deferred
Total
Cumulative
Margin or
Accrued @
Net PPIS &
Basis Risk
Basis Risk
Basis Risk
Amount
Interest
Interest
Class
Fix Rate
PT Rate (1)
Relief Act
Paid
Unpaid
Paid
Paid (2)
Shortfall
1-A-1 5.47000% $1,483,991.67 $0.00 $0.00 $0.00 $0.00 NA $1,483,991.67 $0.00
2-A-1 5.38000% $1,049,943.50 $0.00 $0.00 $0.00 $0.00 NA $1,049,943.50 $0.00
2-A-2 5.43000% $266,070.00 $0.00 $0.00 $0.00 $0.00 NA $266,070.00 $0.00
2-A-3 5.47000% $327,592.22 $0.00 $0.00 $0.00 $0.00 NA $327,592.22 $0.00
2-A-4 5.55000% $192,091.67 $0.00 $0.00 $0.00 $0.00 NA $192,091.67 $0.00
M-1 5.56000% $164,328.89 $0.00 $0.00 $0.00 $0.00 $0.00 $164,328.89 $0.00
M-2 5.61000% $152,716.67 $0.00 $0.00 $0.00 $0.00 $0.00 $152,716.67 $0.00
M-3 5.64000% $87,733.33 $0.00 $0.00 $0.00 $0.00 $0.00 $87,733.33 $0.00
M-4 5.70000% $77,583.33 $0.00 $0.00 $0.00 $0.00 $0.00 $77,583.33 $0.00
M-5 5.72000% $77,855.56 $0.00 $0.00 $0.00 $0.00 $0.00 $77,855.56 $0.00
M-6 5.78000% $71,928.89 $0.00 $0.00 $0.00 $0.00 $0.00 $71,928.89 $0.00
M-7 6.37000% $71,839.44 $0.00 $0.00 $0.00 $0.00 $0.00 $71,839.44 $0.00
M-8 7.22000% $58,963.33 $0.00 $0.00 $0.00 $0.00 $0.00 $58,963.33 $0.00
B-1 7.82000% $36,493.33 $0.00 $0.00 $0.00 $0.00 $0.00 $36,493.33 $0.00
B-2 7.82000% $39,534.44 $0.00 $0.00 $0.00 $0.00 $0.00 $39,534.44 $0.00
B-3 7.82000% $60,822.22 $0.00 $0.00 $0.00 $0.00 $0.00 $60,822.22 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon
(2) Includes Deferred Amounts

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Credit Suisse First Boston Mortgage Securities Corp.,
Home Equity Pass-Through Certificates,
STATEMENT TO CERTIFICATEHOLDERS
HEAT Series 2007-1
Prefunding Account:
Totals
Group 1
Group 2
Basis Risk Account:
Beginning Balance 51,028,273.79 30,128,396.82 20,899,876.97 Beginning Balance 5,000.00
Withdrawal: Subsequent Transfer 37,424,312.77 17,457,848.13 19,966,464.64 Deposit / Withdrawal : Income to X 17.66
Withdrawal: certificate principal 0.00 0.00 0.00 Deposit : required deposit from waterfall 0.00
Ending Balance 13,603,961.02 12,670,548.69 933,412.33 Withdrawal: for Basis Risk shortfalls 0.00
Withdrawal: to X when Libor certs = $0 0.00
Ending Collateral Balance 990,691,942.00 440,541,407.39 550,150,534.61 Ending Balance 5,000.00
Capitalized Interest Account:
Miscellaneous:
Beginning Balance 452,997.31 Cumulative Recoveries 0.00
Withdrawal: Capitalized Interest Requirement 58,829.82 Current Advances 1,673,653.76
Withdrawal: Overfunded Interest Amount to Depositor 331,135.55 Outstanding Advances 922,607.26
Ending Balance 63,031.94
Reconciliation:
Supplemental Interest Trust:
Available funds (A):
Swap Notional Balance 0.00 Servicer remittance 11,383,717.76
Funds from Capitalized Interest Account 58,829.82
Deposit: Investment Income 0.00 Funds from Prefund Account 0.00
Deposit: Net Counterparty Payment 0.00 Net Funds from Basis Risk account 17.66
Deposit: Counterparty Termination Payment 0.00 Net Payments to Trust from Swap Counterparty 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00 11,442,565.24
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00
Withdrawal : to pay interest on certificates 0.00 Distributions (B):
Withdrawal : to Principal Remittance, Net Realized Losses 0.00 Trustee fee 2,700.83
Withdrawal : to pay Deferred Amounts 0.00 Credit Risk Fee 13,504.17
Withdrawal : to pay Basis Risk Shortfalls 0.00 Net Payments to Counterparty from Swap Trust 0.00
Withdrawal : to X, remaining amounts 0.00 Total interest distributed 6,392,645.74
Total principal distributed 5,033,714.50
Significance Percentage 0.0000% Net Deposits to Basis Risk account 0.00
11,442,565.24
Swap Payment made by the swap provider to the trust 0.00
Swap Payment made by the trust to the swap provider 0.00 (A) - (B): (0.00)
ACCOUNT ACTIVITY

Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Distribution Date
26-Mar-07
Credit Suisse First Boston Mortgage Securities Corp.,
Home Equity Pass-Through Certificates,
STATEMENT TO CERTIFICATEHOLDERS
HEAT Series 2007-1
Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 7,894,027.46 Senior Enhancement Percentage 21.241%
B) Ending Collateral Balance 990,691,942.00 Senior Enhancement Percentage for purposes of Stepdown 20.841%
C) Current Delinquency Rate (A/B) 0.797%
D) Rolling Three Month Delinquency Rate 0.482% The earlier of:
E) Applicable Most Senior Enhancement % Class Seniors 1) First payment date when Seniors are reduced to zero. NO
F) Applicable Most Senior Enhancement % 21.241% 2) later of (x) February 2010 NO
G) Applicable % 37.830% (y) Date when Senior Enhancement % >= 42.30% NO
H) Applicable % multiplied by Most Senior Enhancement % (limit) 8.035%
NO
I) Cumulative Realized Losses 0.00
J) Original Collateral Balance 1,000,000,100.00
Overcollateralization:
K) Cumulative Loss % ( I / J) 0.000% Ending Overcollateralization Amount 20,000,000.00
L) Applicable Cumulative Loss Limit % NA Target Overcollateralization Amount 20,000,000.00
Ending Overcollateralization deficiency amount 0.00
A Trigger Event will occur if either (1) or (2) is True: Overcollateralization release amount 0.00
1) Rolling Three Month Delinquency Rate equals or exceeds applicable limit (D > = H). NO
2) Cumulative Loss % exceeds applicable limit (K > L). NO
Excess interest distributions:
NO
Excess available interest (A): 2,087,356.25
1) as additional principal to certificates 0.00
2) Deferred Amounts + Interest thereon (not applied as prin) 0.00
3) Required Basis Risk Reserve Deposit to BRRF 0.00
4) to Supp Interest Trust - Swap Term Payments 0.00
5) Remaining Amounts to X 2,087,356.25
(B): 2,087,356.25
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Distribution Date: Mar 26, 2007
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
982,121,695.48
5,033,714.50
0.00
977,087,980.98
356,894.16
4,633,591.19
43,229.15
0.00
0.00
5,033,714.50
6,673,429.78
407,222.60
0.00
0.00
0.00
0.00
0.00
6,266,207.18
83,796.08
0.00
11,383,717.76
5,057
5,031
8.15405%
7.65406%
7.65406%
0.00
0.00
0.00
0.00
2,548,810.61
15
0
0.00
1,987.26
407,222.60
0.00
0.00
0.00
0.00
0.00
430,019,992.64
2,149,133.94
0.00
427,870,858.70
172,558.85
1,952,318.90
24,256.19
0.00
0.00
2,149,133.94
2,922,173.84
178,483.73
0.00
0.00
0.00
0.00
0.00
2,743,690.11
29,899.77
0.00
4,922,723.82
2,624
2,610
8.15452%
7.65452%
7.65452%
0.00
0.00
0.00
0.00
1,177,098.68
9
0
0.00
691.16
178,483.73
0.00
0.00
0.00
0.00
0.00
552,101,702.84
2,884,580.56
0.00
549,217,122.28
184,335.31
2,681,272.29
18,972.96
0.00
0.00
2,884,580.56
3,751,255.94
228,738.87
0.00
0.00
0.00
0.00
0.00
3,522,517.07
53,896.31
0.00
6,460,993.94
2,433
2,421
8.15368%
7.65369%
7.65369%
0.00
0.00
0.00
0.00
1,371,711.93
6
0
0.00
1,296.10
228,738.87
0.00
0.00
0.00
0.00
0.00

Distribution Date: Mar 26, 2007
COLLATERAL / REMITTANCE SUMMARY - SERVICER
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
TOTAL
SPS
WELLS
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Subsequent Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
982,121,695.48
5,033,714.50
0.00
977,087,980.98
356,894.16
4,633,591.19
43,229.15
0.00
0.00
5,033,714.50
6,673,429.78
407,222.60
0.00
0.00
0.00
0.00
0.00
6,266,207.18
83,796.08
0.00
11,383,717.76
5,057
5,031
8.15405%
7.65406%
7.65406%
0.00
0.00
0.00
0.00
2,548,810.61
15.00
0.00
0.00
1,987.26
407,222.60
0.00
0.00
0.00
0.00
0.00
779,217,523.20
4,292,764.99
0.00
774,924,758.21
299,133.66
3,957,696.48
35,934.85
0.00
0.00
4,292,764.99
5,321,649.81
324,666.64
0.00
0.00
0.00
0.00
0.00
4,996,983.17
81,023.61
0.00
9,370,771.77
4,087
4,066
8.19557%
7.69558%
7.69558%
0.00
0.00
0.00
0.00
2,358,579.46
13.00
0.00
0.00
0.00
324,666.64
0.00
0.00
0.00
0.00
0.00
202,904,172.28
740,949.51
0.00
202,163,222.77
57,760.50
675,894.71
7,294.30
0.00
0.00
740,949.51
1,351,779.97
82,555.96
0.00
0.00
0.00
0.00
0.00
1,269,224.01
2,772.47
0.00
2,012,945.99
970
965
7.99459%
7.49459%
7.49459%
0.00
0.00
0.00
0.00
190,231.15
2.00
0.00
0.00
1,987.26
82,555.96
0.00
0.00
0.00
0.00
0.00

Distribution Date: Mar 26, 2007
MORTGAGE LOAN CHARACTERISTICS
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Remaining Principal Balance
Balance

Distribution Date: Mar 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
All Groups

Distribution Date: Mar 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
All Groups
# None #

Distribution Date: Mar 26, 2007
DELINQUENCY SUMMARY REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #

Distribution Date: Mar 26, 2007
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com

Distribution Date: Mar 26, 2007
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series 2007-1
CPR/CDR HISTORY REPORT - SIX MONTHS
Group 1
Group 2
Total
Current
5.38%
1,976,575.09
5.71%
2,700,245.25
5.57%
4,676,820.34
Life CPR
4.16% 6.02% 5.21%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/
1/
20
07
3/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
2/
1/
20
07
3/
1/
20
07
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/
1/
20
07
3/
1/
20
07
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
2/
1/
20
07
3/
1/
20
07
Group 1
Group 2
Total
Amount ($)

Distribution Date: Mar 26, 2007
Contact:
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series 2007-1
CPR/CDR HISTORY REPORT - SIX MONTHS
Current
5.38%
1,976,575.09
5.71%
2,700,245.25
5.57%
4,676,820.34
Life CPR
4.16% 6.02% 5.21%
Voluntary Constant Prepayment Rates (CPR)
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007 3/1/2007
Group 1
Group 2
Total
Percentage
Current CPR
0M
10M
20M
30M
40M
2/1/2007 3/1/2007
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
2/1/2007 3/1/2007
Group 1
Group 2
Total
Percentage
Current CDR
0M
10M
20M
30M
40M
2/1/2007 3/1/2007
Group 1
Group 2
Total
Amount ($)

Distribution Date: Mar 26, 2007
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Mar 26, 2007
FORECLOSURE LOAN DETAIL REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Mar 26, 2007
REO LOAN DETAIL REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Mar 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
Total:

Distribution Date: Mar 26, 2007
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Credit Suisse First Boston Mortgage Securities Corp., Home Equity Pass-Through Certificates, HEAT Series
2007-1
Kristy Frideres
Account Administrator
651-495-2124
kristy.frideres@usbank.com
# None #
Prepayment
Penalty
Loss
Severity
Loan Rate
Add'l Loss
Date
Paid Off
Date
Payoff Desc
Add'l Loss
Loss
Liquidation
Proceeds
Original
Balance
Beginning
Balance
Scheduled
Principal
Prepayment
Loan Num
Total: